COMMITMENTS AND CONTINGENCY (Long-Term Purchase Commitments - Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term Purchase Commitment [Line Items]
Future minimum purchase commitments under agreements to pay media costs	$ 62,270,000
Rental expense under operating leases	$ 1,753,380	$ 1,713,263	$ 1,349,017
Minimum [Member]
Long-term Purchase Commitment [Line Items]
Term of agreements to pay media costs	5 years
Maximum [Member]
Long-term Purchase Commitment [Line Items]
Term of agreements to pay media costs	10 years